Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 43,573	$ 40,403	$ 34,040
Less: Accumulated depreciation and amortization	(34,798)	(31,634)	(27,004)
Property and equipment, total	8,775	8,769	7,036
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,734	20,351	18,207
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,511	10,852	8,981
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,599	5,433	4,823
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	988	1,012	866
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,834	1,887	1,035
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 907	$ 868	$ 128